Fair Value Measurements Summary of Borrowings (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Recorded value	$ 1,849,862	$ 1,823,040	$ 1,065,180
Deferred financing costs	15,033	16,042	9,024
Fair Value Level 3
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value	$ 1,799,558	$ 1,765,151	$ 1,056,990